Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accrued Liabilities [Text Block]
5.	Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	December 31,
	2023	2022
Clinical trial and related expenses	$290	$1,760
Incentive compensation	420	550
Severance pay and other payroll related	96	448
Professional services	166	147
Other	169	88
Total accrued liabilities	$1,141	$2,993